Earnings Per Share Earnings Per Share Narrative (Details) - shares shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Anti-dilutive Securities (Shares)	0.3	0.4	0.1	0.1	2.4